Fees Summary	Mar. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,524,000
Previously Paid Amount	0.00
Total Fee Amount	624.76
Total Offset Amount	0.00
Net Fee	624.76
Narrative - Max Aggregate Offering Price	$ 4,524,000
Final Prospectus	true